UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter End: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	      		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		May 15, 2008

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		21
Form 13F Information Table Value Total:		$6,105,653

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                    VALUE   SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Affiliated Computer Svcs     CLASS A    008190100     17463   348500 SH      Defined   01      348500
Alcoa Inc                    COMMON     013817101     77854  2159000 SH      Defined   01     2159000
Altria Group Inc             COMMON     02209S103    100721  4537000 SH      Defined   01     4537000
BCE Inc                      COMMON     05534B760    155264  4582200 SH      Defined   01     4582200
Boston Scientific Corp       COMMON     101137107   1021654 79382600 SH      Defined   01    79382600
Choicepoint Inc              COMMON     170388102    190400  4000000 SH      Defined   01     4000000
Equity Media Holdings Cor     UNIT      294725205      3560  2000000 SH      Defined   01     2000000
Equity Media Holdings Cor    COMMON     294725106      5431  3352382 SH      Defined   01     3352382
Gemstar-TV Guide Intl Inc    COMMON     36866W106     25159  5352900 SH      Defined   01     5352900
Grant Prideco Inc            COMMON     38821G101      9844   200000 SH      Defined   01      200000
Hercules Offshore Inc        COMMON     427093109    189179  7531000 SH      Defined   01     7531000
Kinross Gold Corp            COMMON     496902404    633729 28380800 SH      Defined   01    28380800
Macrovision Corp             COMMON     555904101     21699  1607300 SH      Defined   01     1607300
Mirant Corp New              COMMON     60467R100    768094 21107285 SH      Defined   01    21107285
Navteq Corp                  COMMON     63936L100    663503  9757400 SH      Defined   01     9757400
Nymex Holdings Inc           COMMON     62948N104     90630  1000000 SH      Defined   01     1000000
PDL Biopharma Inc            COMMON     69329Y104     57165  5398000 SH      Defined   01     5398000
Trane Inc                    COMMON     892893108    504900 11000000 SH      Defined   01    11000000
Tronox Inc                   CLASS B    897051207      7885  2021700 SH      Defined   01     2021700
Uap Hldgs Corp               COMMON     903441103    115020  3000000 SH      Defined   01     3000000
Yahoo Inc                    COMMON     984332106   1446500 50000000 SH      Defined   01    50000000

                                                    6105653